UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  May 05, 2004

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: 2,744,708

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109   111788 3007467.00SH      SOLE               1539344.00        1520070.00
                                                              1385 37270.00 SH       DEFINED 01           37270.00
Acadia Realty Trust            COM              004239109      865 61300.00 SH       SOLE                 61300.00
                                                               546 38700.00 SH       DEFINED 01           38700.00
Alexandria Real Estate Equitie COM              015271109     3622 57491.00 SH       SOLE                 57465.00          10097.00
                                                               624  9910.00 SH       DEFINED 01            9910.00
American Financial Realty Trus COM              02607P305     3771 222500.00SH       SOLE                222500.00
                                                               346 20400.00 SH       DEFINED 01           20400.00
Apartment Investment & Managem COM              03748R101      917 29480.00 SH       SOLE                 29480.00
                                                               534 17190.00 SH       DEFINED 01           17190.00
Archstone-Smith Trust          COM              039583109     1995 67615.00 SH       SOLE                 67615.00
                                                              1236 41870.00 SH       DEFINED 01           41870.00
Arden Realty Trust             COM              039793104    88894 2749584.00SH      SOLE               1461283.00        1330697.00
                                                               802 24820.00 SH       DEFINED 01           24820.00
AvalonBay Communities, Inc.    COM              053484101   120381 2246755.00SH      SOLE               1173660.00        1115449.00
                                                              1216 22700.00 SH       DEFINED 01           22700.00
BRE Properties, Inc.           COM              05564E106    53893 1570316.00SH      SOLE                717660.00         875417.00
                                                               543 15810.00 SH       DEFINED 01           15810.00
Boston Properties, Inc.        COM              101121101    52619 968867.91SH       SOLE                498418.91         491310.91
                                                              1244 22900.00 SH       DEFINED 01           22900.00
Brandywine Realty Trust        COM              105368203    39377 1288925.00SH      SOLE                666373.00         644454.00
                                                               499 16340.00 SH       DEFINED 01           16340.00
CBL & Associates Properties, I COM              124830100      794 12940.00 SH       SOLE                 12940.00
                                                               513  8370.00 SH       DEFINED 01            8370.00
Camden Property Trust          COM              133131102    53645 1193431.00SH      SOLE                619986.00         592330.00
                                                               655 14580.00 SH       DEFINED 01           14580.00
Capital Trust-CL A             COM              14052H506     8874 340000.00SH       SOLE                340000.00
CarrAmerica Realty Corp.       COM              144418100    23716 699585.00SH       SOLE                372344.00         344635.00
                                                               757 22340.00 SH       DEFINED 01           22340.00
Catellus Development Corporati COM              149113102   108100 4156078.00SH      SOLE               2243833.00        1981532.00
                                                               593 22800.00 SH       DEFINED 01           22800.00
CenterPoint Properties Corp.   COM              151895109      809  9810.00 SH       SOLE                  9810.00
                                                               504  6110.00 SH       DEFINED 01            6110.00
Chelsea Property Group Inc.    COM              163421100    94133 1495600.00SH      SOLE                827600.00         668000.00
Colonial Properties Trust      COM              195872106      417 10220.00 SH       SOLE                 10220.00
                                                               244  5990.00 SH       DEFINED 01            5990.00
Corporate Office Properties    COM              22002T108    23293 931702.00SH       SOLE                480902.00         450800.00
                                                               250 10000.00 SH       DEFINED 01           10000.00
Cousins Properties, Inc.       COM              222795106      404 12320.00 SH       SOLE                 12320.00
                                                               251  7670.00 SH       DEFINED 01            7670.00
Crescent Real Estate Equities, COM              225756105      867 48230.00 SH       SOLE                 48230.00
                                                               528 29400.00 SH       DEFINED 01           29400.00
Developers Diversified Realty  COM              251591103      798 19750.00 SH       SOLE                 19750.00
                                                               505 12490.00 SH       DEFINED 01           12490.00
Duke Realty Corporation        COM              264411505      803 23120.00 SH       SOLE                 23120.00
                                                               503 14480.00 SH       DEFINED 01           14480.00
Equity Office Properties Trust COM              294741103    10733 371503.00SH       SOLE                371435.00          28808.00
                                                              1069 37009.00 SH       DEFINED 01           37009.00
Equity Residential             COM              29476L107   147755 4949929.00SH      SOLE               2954540.00        2075157.00
                                                              2339 78370.00 SH       DEFINED 01           78370.00
Essex Property Trust, Inc.     COM              297178105   109765 1675800.00SH      SOLE                849439.00         847347.00
                                                              1058 16160.00 SH       DEFINED 01           16160.00
Federal Realty Investment Trus COM              313747206    63965 1384516.00SH      SOLE                563464.00         842814.00
                                                              1129 24440.00 SH       DEFINED 01           24440.00
Gables Residential Trust       COM              362418105      412 11360.00 SH       SOLE                 11360.00
                                                               247  6820.00 SH       DEFINED 01            6820.00
General Growth Properties      COM              370021107    93429 2658000.00SH      SOLE               1249891.00        1453438.00
                                                              1793 51010.00 SH       DEFINED 01           51010.00
Home Properties of New York, I COM              437306103    56120 1377183.00SH      SOLE                631922.00         771179.00
                                                               849 20830.00 SH       DEFINED 01           20830.00
Kilroy Realty                  COM              49427F108      200  5640.00 SH       SOLE                  5640.00
                                                               120  3390.00 SH       DEFINED 01            3390.00
Kimco Realty Corp.             COM              49446R109      921 18070.00 SH       SOLE                 18070.00
                                                               587 11520.00 SH       DEFINED 01           11520.00
Liberty Property Trust         COM              531172104   103153 2292294.00SH      SOLE               1416707.00         912469.00
                                                              1111 24690.00 SH       DEFINED 01           24690.00
Macerich Company               COM              554382101   213643 3963701.00SH      SOLE               2137837.00        1874099.00
                                                              1983 36790.00 SH       DEFINED 01           36790.00
Mack-Cali Realty Corporation   COM              554489104      560 12480.00 SH       SOLE                 12480.00
                                                               345  7690.00 SH       DEFINED 01            7690.00
Maguire Properties Inc.        COM              559775101    37653 1470839.00SH      SOLE                761878.00         734553.00
                                                               492 19200.00 SH       DEFINED 01           19200.00
New Plan Excel Realty          COM              648053106      337 12330.00 SH       SOLE                 12330.00
                                                               215  7850.00 SH       DEFINED 01            7850.00
PS Business Pks Inc. CA Com    COM              69360J107      364  7850.00 SH       SOLE                  7850.00
                                                               218  4710.00 SH       DEFINED 01            4710.00
Pan Pacific Retail Properties, COM              69806L104   185191 3554538.00SH      SOLE               1879629.00        1720792.00
                                                              1715 32910.00 SH       DEFINED 01           32910.00
Prentiss Property Trust        COM              740706106    10185 276009.00SH       SOLE                275981.00          11734.00
                                                               368  9960.00 SH       DEFINED 01            9960.00
ProLogis                       COM              743410102   124045 3458195.00SH      SOLE               1850588.00        1656428.00
                                                              2178 60710.00 SH       DEFINED 01           60710.00
Regency Centers Corp           COM              758849103    79396 1699027.00SH      SOLE                735864.00         989829.00
                                                              1109 23730.00 SH       DEFINED 01           23730.00
SL Green Realty Corp           COM              78440X101   109495 2295492.00SH      SOLE               1255361.00        1073843.00
                                                              1147 24040.00 SH       DEFINED 01           24040.00
Simon Property Group, Inc.     COM              828806109   264398 4524256.00SH      SOLE               2429802.00        2159144.00
                                                              4032 68990.00 SH       DEFINED 01           68990.00
Spirit Finance 144a            COM              848568101    29750 2975000.00SH      SOLE               1675000.00        1300000.00
Taubman Centers, Inc.          COM              876664103    77222 3068028.00SH      SOLE               1595991.00        1529882.00
                                                              1002 39800.00 SH       DEFINED 01           39800.00
The Rouse Company              COM              779273101    10870 202790.00SH       SOLE                114290.00          88500.00
                                                               885 16520.00 SH       DEFINED 01           16520.00
United Dominion Realty Trust   COM              910197102   117060 5966344.00SH      SOLE               3054750.00        2984779.00
                                                              1589 81000.00 SH       DEFINED 01           81000.00
Ventas, Inc.                   COM              92276F100     3331 121200.00SH       SOLE                121200.00
Vornado Realty Trust           COM              929042109   217376 3594184.95SH      SOLE               1951509.95        1695260.95
                                                              2898 47910.00 SH       DEFINED 01           47910.00
Washington Real Estate Investm COM              939653101      237  7310.00 SH       SOLE                  7310.00
                                                               147  4540.00 SH       DEFINED 01            4540.00
Weingarten Realty Investors    COM              948741103      398 11490.00 SH       SOLE                 11490.00
                                                               249  7200.00 SH       DEFINED 01            7200.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5042 200000.00SH       SOLE                                  200000.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1319 45500.00 SH       SOLE                                   45500.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368401     6838 260000.00SH       SOLE                 35000.00         225000.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368500    19319 745900.00SH       SOLE                 12500.00         733400.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6872 253400.00SH       SOLE                                  253400.00
BRE PROPERTIES PFD SER C 6.75% PFD              05564E502     9266 369000.00SH       SOLE                                  369000.00
CARRAMERICA RLTY PFD SER E 7.5 PFD              144418704     5480 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10870 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PROP SER C 7. PFD              124830506     1266 47500.00 SH       SOLE                 47500.00
                                                               776 29100.00 SH       DEFINED 01           29100.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     7792 281700.00SH       SOLE                 11700.00         270000.00
                                                               431 15600.00 SH       DEFINED 01           15600.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591822     7839 300000.00SH       SOLE                                  300000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5633 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    13467 489700.00SH       SOLE                 42900.00         446800.00
                                                              1490 54200.00 SH       DEFINED 01           54200.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5438 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1332 47400.00 SH       SOLE                                   47400.00
ESSEX PROPERTY TRUST PFD SER F PFD              297178204    24725 998971.00SH       SOLE                262094.00         739154.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8690 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           33657 250000.00SH       SOLE                                  250000.00
LEXINGTON CORP PROP PFD Ser B  PFD              529043200      674 24900.00 SH       SOLE                 24900.00
                                                               473 17500.00 SH       DEFINED 01           17500.00
MACK-CALI REALTY CORP PFD SER  PFD              554489302     2500 100000.00SH       SOLE                                  100000.00
MILLS CORP PFD SER C 9%        PFD              601148307      336 12200.00 SH       SOLE                 12200.00
                                                               201  7300.00 SH       DEFINED 01            7300.00
NEW PLAN EXCEL REALTY PFD E 7. PFD              648053809     5710 209300.00SH       SOLE                  9300.00         200000.00
                                                               341 12500.00 SH       DEFINED 01           12500.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    11405 186580.00SH       SOLE                                  186580.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     7079 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    15450 280800.00SH       SOLE                                  280800.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1329 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7322 289400.00SH       SOLE                                  289400.00